Segment and geographic information - Reconciliation of Combined Business Segments' Results Included in Preceding Table to Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment and geographic information
Net revenue		¥ 1,579,491	¥ 1,546,342	¥ 1,775,946
Unrealized gain (loss) on investments in equity securities held for operating purposes		24,685	10,728	37,685
Consolidated net revenue	[1]	1,604,176	1,557,070	1,813,631
Non-interest expenses		¥ 1,257,417	¥ 1,195,456	¥ 1,575,901
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		¥ 1,257,417	¥ 1,195,456	¥ 1,575,901
Income before income taxes		322,074	350,886	200,045
Unrealized gain (loss) on investments in equity securities held for operating purposes		24,685	10,728	37,685
Consolidated income before income taxes		¥ 346,759	¥ 361,614	¥ 237,730

[1]	There is no revenue derived from transactions with a single major external customer.